OPERATING LEASE RIGHT-OF-USE ASSETS	12 Months Ended
Dec. 31, 2022
OPERATING LEASE RIGHT-OF-USE ASSETS.
OPERATING LEASE RIGHT-OF-USE ASSETS

8— OPERATING LEASE RIGHT-OF-USE ASSETS

Operating lease right-of-use assets consist of the following:

	December 31,
	2022	2021
Facilities	1,536	1,290
Equipment	57	158
Furniture, fixture, and fittings and other	191	107
Total net operating lease right of use	1,784	1,555

Operating lease cost amounted to €910 thousand and €917 thousand for the years ended December 31, 2022 and 2021, respectively.

Variable lease costs related to above contracts amounted to €152 thousand and €123 thousand for the years ended December 31, 2022 and 2021, respectively.

Non-recognized lease liabilities for short term leases amounted to €74 thousand and €70 thousand for the years ended December 31, 2022 and 2021, respectively.